As filed with the Securities and Exchange Commission on October 7, 2016

Registration No. 333-189436

811- 08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 13	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 133	☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel, MS#2520

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , 2016 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 13 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 133 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 1, 2016, the effectiveness of the Registration Statement, filed in Post-Effective Amendment No. 12 on August 8, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 7th day of October, 2016.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

Blake S. Bostwick *
Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Controller	October 7, 2016
Eric Martin

*	Director, President and Chairman of the Board	October 7, 2016
Blake S. Bostwick *

*	Director, Secretary Senior Vice President and General Counsel	October 7, 2016
Jason Orlandi*

*	Director, Treasurer and Senior Vice President	October 7, 2016
C. Michiel van Katwijk*

*	Director, Senior Vice President and Chief Tax Officer	October 7, 2016
David Schulz*

*	Director	October 7, 2016
Richard Schapiro*

*	Director	October 7, 2016
William Brown, Jr.*

*	Director	October 7, 2016
Peter P. Post*

*	Director	October 7, 2016
Mark Mullin*

/s/ Alison Ryan		October 7, 2016
Alison Ryan

By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.